Balance Sheet Account Details - Schedule of Goodwill and Other Identifiable Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Goodwill	$ 83,979	$ 83,979	$ 83,979
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Assets, Net (Including Goodwill)	250,253	260,300	270,623
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	227,129	227,403	224,758
Finite-Lived Intangible Assets, Accumulated Amortization	(68,980)	(60,099)	(48,321)
Customer Relationships [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	11,100	11,100	11,100
Finite-Lived Intangible Assets, Accumulated Amortization	$ (2,975)	$ (2,083)	$ (893)